Nature of Business Activities and Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Impact from Adoption of CECL
The following table illustrates the impact of the adoption of CECL, and the transition away from the incurred loss method, on January 1, 2023. The impact to the allowance for credit losses (“ACL”) is presented at the loan segment level (in thousands):

	January 1, 2023
	Reserves under Incurred Loss Model	Reserves under CECL Model	Impact of CECL Adoption
Financial Assets:
Commercial real estate	$15,477	$18,163	$2,686
Owner-occupied commercial real estate	635	629	(6)
Acquisition, construction & development	2,082	1,442	(640)
Commercial & industrial	438	675	237
Single family residential (1-4 units)	2,379	4,040	1,661
Consumer non-real estate and other	28	215	187
Unallocated reserve	—	—	—
Allowance for credit losses on loans	$21,039	$25,164	$4,125
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure	$—	$275	$275

The following table illustrates the impact of the adoption of CECL, and the transition away from the incurred loss method, on January 1, 2023. The impact to the allowance for credit losses (“ACL”) is presented at the loan segment level (in thousands):

	January 1, 2023
	Reserves under Incurred Loss Model	Reserves under CECL Model	Impact of CECL Adoption
Financial Assets:
Commercial real estate	$15,477	$18,163	$2,686
Owner-occupied commercial real estate	635	629	(6)
Acquisition, construction & development	2,082	1,442	(640)
Commercial & industrial	438	675	237
Single family residential (1-4 units)	2,379	4,040	1,661
Consumer non-real estate and other	28	215	187
Unallocated reserve	—	—	—
Allowance for credit losses on loans	$21,039	$25,164	$4,125
Financial Liabilities:
Allowance for credit losses on off-balance sheet credit exposure	$—	$275	$275